Shareholders' Equity (Narrative) (Details) - USD ($)				1 Months Ended	12 Months Ended
	Sep. 25, 2015	Jun. 10, 2015	Jan. 29, 2015	Nov. 30, 2015	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2016	Apr. 30, 2015	Feb. 11, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Euro deferred shares, shares issued					4,000,000		4,000,000		4,000,000
Euro deferred shares, par value (in dollars per share)					$ 0.01		$ 0.01		$ 0.01
Share price (in dollars per share)		$ 83.25
Unrecognized compensation cost					$ 58,200,000
2015 Share Buyback Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share repurchase program, authorized amount								$ 2,500,000,000.0
Share repurchases				$ 250,000,000
Share repurchases (in shares)				4,400,000
Over-Allotment Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued (in shares)		3,603,603
Auxilium Pharmaceuticals, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate consideration transferred			$ 2,600,000,000
Fair value of shares issued as part of acquisition			$ 1,520,000,000
Ordinary shares issued, value						$ 1,519,320,000
Auxilium Pharmaceuticals, Inc. | Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued (in shares)			18,609,835			18,609,835
Ordinary shares issued, value						$ 2,000
Par Pharmaceutical Holdings, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate consideration transferred	$ 8,140,000,000
Ordinary shares issued (in shares)	18,069,899	27,627,628
Ordinary shares issued, value						$ 1,325,248,000
Equity consideration	$ 1,330,000,000
Par Pharmaceutical Holdings, Inc. | Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued (in shares)						18,069,899
Ordinary shares issued, value						$ 2,000
Par Pharmaceutical Holdings, Inc. | Endo International
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued, value		$ 2,300,000,000
Nonvested Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining requisite service period, non-vested stock options					2 years 6 months
Unrecognized compensation cost					$ 21,100,000
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service period					3 years
Minimum | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					3 years
Maximum | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					4 years